Derivatives and hedge accounting - Movement cash flow hedge reserve (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedged items [line items]
Opening balance		€ (2,192)	€ (540)
Income tax		251	(875)	€ (233)
Exchange rate differences and other	[1]	(85)	436	143
Closing balance		(2,767)	(2,192)	(540)
Reserve of cash flow hedges
Disclosure of detailed information about hedged items [line items]
Opening balance		(3,055)	(153)	1,450
Value changes recognised in OCI		1,922	(3,982)
Amounts recycled to profit or loss		(325)	(313)
Income tax		(381)	1,123
Exchange rate differences and other		(103)	20
Adjustment for non controlling interest		(116)	251
Movement for the year		997	(2,901)
Closing balance		€ (2,058)	€ (3,055)	€ (153)

[1]	1 Includes impact of application of hyperinflation accounting under IAS 29.